RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following is a reconciliation of net assets available for benefits reflected by the accompanying financial statements to Schedule H of Form 5500 at December 31:

	2025	2024
Net assets available for benefits - financial statements	$79,822,589	$67,991,613
Employer match receivable	2,212,018	2,203,292
Net assets available for benefits - Form 5500	$82,034,607	$70,194,905

The following is a reconciliation of the net increase in the net assets available for benefits per the financial statements to net income on Schedule H of Form 5500 for the year ended December 31, 2025:

Net increase in the net assets available for benefits	$11,830,976
Current year employer match receivable	2,212,018
Prior year employer match receivable	(2,203,292)
Net income per the Form 5500	$11,839,702